Loans (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Interest expenses amount	$ 76,799	$ 85,125
Mr Dehong Zhang [Member]
Outstanding principal amount	400,000
Loan amount	$ 291,223
Ms Xinyang Wang [Member]
Percentage of ownership interest	100.00%
Outstanding principal amount	$ 2,200,000
Property owned valuation	$ 2,700,000